Salaries and welfare charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries and welfare charges
Salaries	R$ 31,342	R$ 15,258	R$ 10,311
Accrued vacation and charges	83,750	50,064	33,983
Bonus	72,810	52,312	26,015	R$ 20,466
Withholding income tax	20,604	10,604	7,519
Payroll charges (social contributions)	18,124	5,929	4,051
Others	7,543	7,627	6,029
Total	R$ 234,173	R$ 141,794	R$ 87,908